Unaudited Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Share-based payments reserve	Treasury share reserve	Translation reserve	Accumulated deficit	Equity attributable to equity holders of the Company	Total
Beginning Balance at Dec. 31, 2023		$ 25,531	$ 143,593		$ 5,143	$ (274,079)	$ (99,812)	$ (99,812)
Beginning Balance (in Shares) at Dec. 31, 2023	19,764,141
Profit for the year						9,311	9,311	9,311
Other comprehensive income		(138)			761		623	623
Total comprehensive income for the year, net of tax		(138)			761	9,311	9,934	9,934
Issue of shares to Cubic Games Studio Ltd's previous shareholders (in shares)	84,298
Share-based payments and exercise of options		300	18				318	318
Share-based payments and exercise of options (shares)	14,963
Repurchase of shares under the put options and expiration of the put options		3,963					3,963	3,963
Repurchase of shares to cubic Games Studio Ltd's previous shareholders (shares)	(101,601)
Repurchase of shares resulted from Tender offer (in shares)	(1,655,426)
Repurchase of shares resulted from tender offer (amount)				$ (33,109)			(33,109)	(33,109)
Total transactions with shareholders		4,263	18	(33,109)			(28,828)	(28,828)
Total Transaction With Shareholders Shares	(1,657,766)
Ending Balance at Jun. 30, 2024		29,656	143,611	(33,109)	5,904	(264,768)	(118,706)	(118,706)
Ending Balance (in Shares) at Jun. 30, 2024	18,106,375
Beginning Balance at Dec. 31, 2023		25,531	143,593		5,143	(274,079)	(99,812)	$ (99,812)
Beginning Balance (in Shares) at Dec. 31, 2023	19,764,141
Issue of shares to Cubic Games Studio Ltd's previous shareholders (in shares)								84,298
Repurchase of shares under the put options and expiration of the put options (in shares)								(101,601)
Repurchase of shares resulted from Tender offer (in shares)								(1,655,426)
Ending Balance at Dec. 31, 2024		29,831	144,399	(33,104)	5,890	(248,545)	(101,529)	$ (101,529)
Ending Balance (in Shares) at Dec. 31, 2024	18,111,016
Profit for the year						30,891	30,891	30,891
Other comprehensive income		(66)			869		803	803
Total comprehensive income for the year, net of tax		(66)			869	30,891	31,694	31,694
Share-based payments and exercise of options		104	309				413	413
Share-based payments and exercise of options (shares)	19,074
Dividends						(60,011)	(60,011)	(60,011)
Total transactions with shareholders		104	309			(60,011)	(59,598)	(59,598)
Total Transaction With Shareholders Shares	19,074
Ending Balance at Jun. 30, 2025		$ 29,869	$ 144,708	$ (33,104)	$ 6,759	$ (277,665)	$ (129,433)	$ (129,433)
Ending Balance (in Shares) at Jun. 30, 2025	18,130,090